IFRS 7 Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Market Risk [Line Items]
Cumulative mark to market gain on interest rate swaps		$ 5,700
Bank of the West [member]
Market Risk [Line Items]
Change in the fair value of forward contracts accounted for as a reduction to the purchase price		374
Change in the fair value of forward contracts after tax accounted for as a reduction to the purchase price		269
100 basis point increase [member]
Market Risk [Line Items]
Increase in earnings before tax	$ 12		$ 35
Decrease in earnings before tax		13
10% increase in equity market values [member]
Market Risk [Line Items]
Increase in earnings before tax	15	14	13
10% decrease in equity market values [member]
Market Risk [Line Items]
Decrease in earnings before tax	12	11	13
100 basis point decrease [member]
Market Risk [Line Items]
Increase in earnings before tax		$ 15
Decrease in earnings before tax	$ 8		$ 34
Market risk [member] | Value at risk [member]
Market Risk [Line Items]
Percentage of trading and underwriting portfolios		99.00%
Value at risk holding period		1 day
Foreign exchange risk [member]
Market Risk [Line Items]
Increase (decrease) adjusted net income before income taxes		$ 38